Document and Entity Information	12 Months Ended
Jun. 30, 2018 shares
Document - Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	KZIA
Entity Registrant Name	KAZIA THERAPEUTICS LTD
Entity Central Index Key	0001075880
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	48,409,621